Segment Reporting - Schedule of product net sales by country of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment reporting
Total product net sales	$ 4,151,316	$ 2,185,883	$ 1,190,783
United States
Segment reporting
Total product net sales	3,533,939	1,895,919	1,046,592
Japan
Segment reporting
Total product net sales	206,835	89,389	56,432
China
Segment reporting
Total product net sales	67,920	39,177	14,907
Rest of the World
Segment reporting
Total product net sales	$ 342,622	$ 161,398	$ 72,852